UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                     ---------

                        UBS Juniper Crossover Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


                                                                                                         MARKET VALUE/
      SHARES                                                                                               FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------

                    INVESTMENTS IN SECURITIES (97.66%)
                    ----------------------------------
                    COMMON STOCK (75.62%)
                    ---------------------
                    DIAGNOSTIC EQUIPMENT (1.95%)
           54,000   Gen-Probe, Inc. *                                                                 $         2,532,060
                                                                                                      -------------------

                    DISPOSABLE MEDICAL EQUIPMENT (1.73%)
          195,706   Volcano Corp. *                                                                             2,248,662
                                                                                                      -------------------

                    MEDICAL - BIOMEDICAL/GENETICS (22.01%)
           70,000   Affymetrix, Inc. *                                                                          1,509,200
           69,000   Amgen, Inc. *                                                                               4,935,570
           91,000   Biocryst Pharmaceuticals, Inc. *                                                            1,134,770
          150,000   Exelixis, Inc. *                                                                            1,306,500
           67,500   Genentech, Inc. *                                                                           5,582,250
           73,000   Genzyme Corp. *                                                                             4,925,310
          135,000   Medimmune, Inc. *                                                                           3,951,450
          245,000   Millennium Pharmaceuticals, Inc. *                                                          2,435,300
           85,000   Vertex Pharmaceuticals, Inc. *                                                              2,860,250
                                                                                                      -------------------
                                                                                                               28,640,600
                                                                                                      -------------------

                    MEDICAL - DRUGS (37.74%)
           75,000   Adolor Corp. *                                                                              1,040,250
          106,090   Astellas Pharmaceutical, Inc. - (Japan) **                                                  4,268,221
           64,536   Auxilium Pharmaceuticals, Inc. *                                                              653,104
           30,800   Cephalon, Inc. *                                                                            1,901,900
          200,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **                                                4,302,715
           82,000   Eli Lilly and Co.                                                                           4,674,000
          200,800   Ligand Pharmaceuticals, Inc. - Class B *                                                    2,016,032
          100,000   Novartis AG - (Switzerland) **                                                              5,821,604
           75,000   OSI Pharmaceuticals, Inc. *                                                                 2,814,750
          125,000   Pfizer, Inc.                                                                                3,545,000
          200,000   Schering-Plough Corp.                                                                       4,418,000
           80,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **                                               4,993,859
          172,300   Vernalis PLC- (United Kingdom) *,**                                                           215,636
           80,000   Wyeth                                                                                       4,067,200
          215,001   Xenoport, Inc. *                                                                            4,379,564
                                                                                                      -------------------
                                                                                                               49,111,835
                                                                                                      -------------------

                    MEDICAL - IMAGING SYSTEMS (2.49%)
          170,000   Given Imaging, Ltd. *                                                                       3,245,300
                                                                                                      -------------------

                    MEDICAL INSTRUMENTS (2.03%)
          389,433   Cryocor, Inc. *                                                                             1,289,024
           38,500   St. Jude Medical, Inc.                                                                      1,358,665
                                                                                                      -------------------
                                                                                                                2,647,689
                                                                                                      -------------------

                    MEDICAL PRODUCTS (1.91%)
          599,808   Epix Pharmaceuticals, Inc. *                                                                2,483,205
                                                                                                      -------------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


                                                                                                         MARKET VALUE/
      SHARES                                                                                               FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    THERAPEUTICS (5.76%)
           85,413   Avalon Pharmaceuticals, Inc. *                                                    $           230,616
          193,188   Avanir Pharmaceuticals-Cl. A *                                                              1,336,863
          155,000   BioMarin Pharmaceuticals, Inc. *                                                            2,205,650
          163,000   NPS Pharmaceuticals, Inc. *                                                                   621,030
          151,000   Tanox, Inc. *                                                                               1,784,820
          298,156   Vivus, Inc. *                                                                               1,103,177
           59,592   YM Biosciences, Inc. (Canada) *,**                                                            198,702
            5,486   YM Biosciences, Inc. Escrow A/C (Canada) *,**,(b)                                              17,729
                                                                                                      -------------------
                                                                                                                7,498,587
                                                                                                      -------------------
                    TOTAL COMMON STOCK (Cost $83,374,702)                                                      98,407,938
                                                                                                      -------------------

                    PREFERRED STOCKS (21.91%)
                    -------------------------
                    DISPOSABLE MEDICAL EQUIPMENT (0.80%)
          130,073   superDimension, Ltd.,Series B *,(a)                                                         1,034,080
                                                                                                      -------------------

                    DRUG DISCOVERY/DRUG DEVELOPMENT (11.83%)
          558,964   Acceleron Pharmaceuticals, Inc. Series B *,(a)                                              1,034,083
          864,309   Adiana, Inc., Series D *,(a)                                                                  579,087
          146,976   Biodel, Inc. Series B *,(a)                                                                   579,085
        1,178,752   Canada Investment SRL *,(a)                                                                   828,093
          125,455   Cerexa, Inc., Series A *,(a)                                                                  148,664
          279,129   Cerexa, Inc., Series B *,(a)                                                                  330,767
          154,919   Cerimon Pharmaceuticals, Inc. *,(a)                                                           413,634
        1,574,345   ChemoCentryx, Series B *,(a)                                                                5,510,208
          242,674   ChemoCentryx, Series C *,(a)                                                                  849,359
          198,599   Cogensys, Inc., Series E *,(a)                                                              1,199,537
          476,436   Emphasys Medical, Inc., Series D *,(a)                                                      1,143,446
           68,939   Emphasys Medical, Inc., Series E *,(a)                                                        165,454
        1,050,365   Innovative Spinal Technologies, Inc., Series B-1 *,(a)                                        541,897
          340,907   Insulet Corp., Series E *,(a)                                                               1,240,902
          265,150   Sapphire Therapeutics, Inc. *,(a)                                                             827,268
                                                                                                      -------------------
                                                                                                               15,391,484
                                                                                                      -------------------

                    ELECTRONIC COMPO-MISC . (0.00%)
          615,812   LumiCyte, Inc., Series B *,(a)                                                                     --
                                                                                                      -------------------

                    MEDICAL - BIOMEDICAL/GENETICS (0.88%)
          316,091   Macrogenics, Inc., Series A-1 & A-2 *,(a)                                                     129,597
          982,489   Macrogenics, Inc., Series B *,(a)                                                             402,821
        1,504,459   Macrogenics, Inc., Series C *,(a)                                                             616,828
          369,549   Molecular Staging, Inc., Series D *,(a)                                                            --
                                                                                                      -------------------
                                                                                                                1,149,246
                                                                                                      -------------------

                    MEDICAL - TOOLS (2.00%)
          827,858   Agensys, Inc., Series C *,(a)                                                               2,607,753
                                                                                                      -------------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


                                                                                                         MARKET VALUE/
      SHARES                                                                                               FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------

                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (1.61%)
        2,438,743   Amnis Corp., Series B-1 *,(a)                                                     $         1,097,434
          376,770   Amnis Corp., Series C-2 *,(a)                                                                 169,547
          827,267   Supernus Pharmaceuticals, Inc. *,(a)                                                          827,267
                                                                                                      -------------------
                                                                                                                2,094,248
                                                                                                      -------------------

                    THERAPEUTICS (4.79%)
        1,702,846   ARYX Therapeutics, Series C *,(a)                                                           3,065,123
        1,145,948   ARYX Therapeutics, Series D *,(a)                                                           2,062,707
          613,343   ARYX Therapeutics, Series E *,(a)                                                           1,104,017
                                                                                                      -------------------
                                                                                                                6,231,847
                                                                                                      -------------------
                    TOTAL PREFERRED STOCKS (Cost $27,277,175)                                                  28,508,658
                                                                                                      -------------------

                    WARRANTS (0.13%)
                    ----------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
          111,649   Biodel, Inc. $3.94, 07/19/13 *                                                                     11
                                                                                                      -------------------

                    MEDICAL - DRUGS (0.13%)
           28,174   Auxilium Pharmaceuticals, Inc. $5.625, 10/30/10 *                                             126,641
           10,134   Auxilium Pharmaceuticals, Inc. $5.84, 06/29/10 *                                               43,374
                                                                                                      -------------------
                                                                                                                  170,015
                                                                                                      -------------------
                    TOTAL WARRANTS (Cost $11)                                                                     170,026
                                                                                                      -------------------

                    INVESTMENTS IN SECURITIES (Cost $110,651,888)                                             127,086,622
                                                                                                      -------------------
         TOTAL INVESTMENTS IN SECURITIES - 97.66%                                                             127,086,622
                                                                                                      -------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 2.34%                                                   3,038,873
                                                                                                      -------------------
         TOTAL NET ASSETS -- 100.00%                                                                   $      130,125,495
                                                                                                      ===================

*   Non-income producing security.
** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value. The total market value of investments carried at fair value amounted to $28,508,658 which represented 21.91% of the net assets at September 30, 2006.
(b) Private investment in public equity (freely tradeable) at market value.

INVESTMENT IN SECURITIES BY COUNTRY                     PERCENTAGE OF NET ASSETS
-----------------------------------                     ------------------------
UNITED STATES OF AMERICA                                          82.43
JAPAN                                                             10.42
SWITZERLAND                                                        4.47
CANADA                                                             0.17
UNITED KINGDOM                                                     0.17

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Juniper Crossover Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         November 20, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         November 20, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -------------------------------------------------------
                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date         November 20, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.